CRITICAL JUDGEMENTS AND ESTIMATED UNCERTAINTIES (Details) - USD ($) $ in Millions			12 Months Ended		21 Months Ended
	Dec. 17, 2020	Jun. 16, 2014	Dec. 31, 2020	Dec. 31, 2019	Dec. 17, 2020	Dec. 31, 2018
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss			$ (191.0)	$ 0.0
Property, plant and equipment			6,684.8	5,952.9
Inventory write-down			(6.2)	0.7
MARA Project | Yamana
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in subsidiary	56.25%				43.75%
Capitalized stripping costs
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			37.2	54.2
Accumulated depreciation
Disclosure of impairment loss and reversal of impairment loss [line items]
Property, plant and equipment			$ (5,996.8)	$ (5,821.7)		$ (5,838.4)
Canadian Malartic Corporation [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Proportion of ownership interest in joint operation		50.00%	50.00%